CLASS A ORDINARY SHARES (Details)				12 Months Ended
	May 01, 2024 shares	Oct. 16, 2023 shares	Mar. 15, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Mar. 29, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 14, 2023 shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056			0.2
Number of ordinary shares called for by warrants								863,333	7,950,769
Stock issued during period, shares, stock splits	0
Shares requested to transfer agent to issue	54,727
Stockholders equity note stock split securities exercisable multiplier	18
Percentage transfer of profit to statutory reserves				10.00%
Transfer of profit to statutory reserves up to certain percentage of registered capital				50.00%
Appropriated retained earnings				$ 570,912	¥ 4,148,929						¥ 4,148,929
Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Number of ordinary shares called for by warrants								47,963	441,710
Class A ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056
Ordinary shares, shares authorized				500,000,000	500,000,000	500,000,000	150,000,000				500,000,000
Par value (in dollars per share) | $ / shares			$ 0.0925	$ 0.0001		$ 0.0001	$ 0.0925			$ 0.0001
Ordinary shares, shares outstanding	141,703,218			7,987,959	7,987,959						2,306,295
Ordinary shares, shares issued		1,175,000		7,987,959	7,987,959						2,306,295
Authorized share capital | $						$ 58,000	$ 15,725,000
Stock issuance (in shares)			8,827,500
Number of ordinary shares called for by warrants			10,002,500								863,333	7,950,769	8,814,102
Class A ordinary shares | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Par value (in dollars per share) | $ / shares			$ 1.67
Ordinary shares, shares outstanding	7,927,132
Ordinary shares, shares issued		65,278
Stock issuance (in shares)			490,417
Number of ordinary shares called for by warrants			555,694								47,963	441,710	489,673
Class B ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056
Ordinary shares, shares authorized				80,000,000	80,000,000	80,000,000	20,000,000				80,000,000
Par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0925			$ 0.0001
Ordinary shares, shares outstanding				7,100,000	7,100,000						7,100,000
Ordinary shares, shares issued				7,100,000	7,100,000						7,100,000
Pre-funded warrants
CLASS A ORDINARY SHARES.
Stock issuance (in shares)		1,175,000	1,175,000
Number of ordinary shares called for by warrants			10,002,500
Gross proceeds | $			$ 8,000,000.0
Pre-funded warrants | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Stock issuance (in shares)		65,278	65,278
Number of ordinary shares called for by warrants			555,694